UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-01485

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Growth Equity Fund (formerly, Delaware American Services Fund)

March 31, 2010

	Number of
	Shares	Value
Common Stock – 101.17%²
Consumer Discretionary – 18.63%
*†DineEquity	30,500	$1,206,580
*†eBay	17,000	458,150
Intertek Group	46,422	1,027,900
@†Interval Leisure Group	161,800	2,355,808
Lowe's	181,600	4,401,984
Natura Cosmeticos	178,300	3,635,666
*†NetFlix	84,900	6,260,526
NIKE Class B	17,000	1,249,500
*†priceline.com	18,400	4,692,000
*Ritchie Bros Auctioneers	70,600	1,519,312
Staples	35,200	823,328
*Strayer Education	3,700	901,024
*Weight Watchers International	89,700	2,290,041
		30,821,819
Consumer Staples – 5.41%
@†Peet's Coffee & Tea	188,345	7,467,879
*†Whole Foods Market	41,300	1,492,995
		8,960,874
Energy – 4.04%
*Core Laboratories	26,784	3,503,347
EOG Resources	34,200	3,178,548
		6,681,895
Financial Services – 17.50%
†Affiliated Managers Group	20,800	1,643,200
Bank of New York Mellon	72,100	2,226,448
*†CB Richard Ellis Group Class A	135,300	2,144,505
CME Group	17,400	5,500,314
*Heartland Payment Systems	118,000	2,194,800
†IntercontinentalExchange	50,600	5,676,308
*MasterCard Class A	19,300	4,902,200
†optionsXpress Holdings	96,000	1,563,840
Schwab (Charles)	7,300	136,437
*Visa Class A	32,700	2,976,681
		28,964,733
Health Care – 20.03%
*†ABIOMED	103,300	1,067,089
Allergan	92,900	6,068,228
*†athenahealth	88,000	3,217,280
†Gilead Sciences	136,300	6,198,924
†Medco Health Solutions	74,100	4,783,896
Novo Nordisk ADR	49,900	3,848,288
*Perrigo	83,900	4,926,608
Techne	12,700	808,863
UnitedHealth Group	67,900	2,218,293
		33,137,469
Materials & Processing – 4.94%
*BHP Billiton ADR	12,500	1,004,000
Monsanto	11,900	849,898
Newmont Mining	30,100	1,532,993
Praxair	8,500	705,500
Syngenta ADR	73,600	4,085,536
		8,177,927
Producer Durables – 0.61%
*Expeditors International of Washington	27,200	1,004,224
		1,004,224
Technology – 28.57%
†Adobe Systems	77,400	2,737,638
†Apple	46,400	10,900,753

*Blackbaud	17,700	445,863
*†Crown Castle International	130,200	4,977,546
†Google Class A	5,400	3,061,854
†Intuit	91,600	3,145,544
QUALCOMM	102,500	4,303,975
†Research in Motion	16,300	1,205,385
*†SBA Communications Class A	65,300	2,355,371
*†Sybase	66,400	3,095,568
†Symantec	82,100	1,389,132
†Teradata	85,100	2,458,539
*†VeriFone Holdings	93,600	1,891,656
*†VeriSign	204,200	5,311,242
		47,280,066
Utilities – 1.44%
*†j2 Global Communications	101,800	2,382,120
		2,382,120
Total Common Stock (cost $151,498,266)		167,411,127

	Principal
	Amount
≠Discount Notes – 0.11%
Federal Home Loan Bank
0.001% 4/1/10%	$135,649	135,649
0.01% 4/5/10	50,868	50,868
Total Discount Notes (cost $186,517)		186,517

U.S. Treasury Obligations – 0.01%
U.S. Treasury Bill
0.10% 4/15/10	8,478	8,477
0.12% 4/22/10	6,782	6,782
Total U.S. Treasury Obligations (cost $15,260)		15,259

Total Value of Securities Before Securities Lending Collateral – 101.29%
(cost $151,700,043)		167,612,903

	Number of
	Shares
Securities Lending Collateral** – 24.32%
Mellon GSL DBT II Collateral Fund	35,849,739	35,849,739
BNY Mellon SL DBT II Liquidating Fund	4,479,225	4,361,759
@†Mellon GSL Reinvestment Trust II	580,728	24,681
Total Securities Lending Collateral (cost $40,909,692)		40,236,179

Total Value of Securities – 125.61%
(cost $192,609,735)		207,849,082 ©
Obligation to Return Securities Lending Collateral** – (24.72%)		(40,909,692)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.89%)		(1,468,387)
Net Assets Applicable to 11,958,695 Shares Outstanding – 100.00%		$165,471,003

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in “Notes.”
@Illiquid security. At March 31, 2010, the aggregate amount of illiquid securities was $9,848,368, which represented 5.95% of the Fund’s net assets. See Note 4 in “Notes."
©Includes $40,953,056 of securities loaned.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds III - Delaware Growth Equity Fund (formerly, Delaware American Services Fund) (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (June 30, 2006 – June 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At March 31, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$192,682,183
Aggregate unrealized appreciation	$17,060,133
Aggregate unrealized depreciation	(1,893,234)
Net unrealized appreciation	$15,166,899

For federal income tax purposes, at June 30, 2009, capital loss carryforwards of $72,850,839 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$167,411,127	$-	$-	$167,411,127
U.S. Treasury Obligations	15,259	-	-	15,259
Short-Term	-	186,517	-	186,517
Securities Lending Collateral	35,849,739	4,361,759	24,681	40,236,179
Total	$203,276,125	$4,548,276	$24,681	$207,849,082

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 6/30/09	$ 58
Net change in unrealized appreciation/depreciation	24,623
Balance as of 3/31/10	$24,681

Net change in unrealized appreciation/depreciation from investments still held as of 3/31/10	$24,623

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2010, the value of securities on loan was $40,953,056, for which the Fund received collateral, comprised of non-cash collateral valued at $927,100, and cash collateral of $40,909,692. At March 31, 2010, the value of invested collateral was $40,236,179. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which may include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of March 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Proposed Fund Merger
On May 20, 2010, the Fund's Board of Trustees approved a proposal to merge the Fund into Delaware Select Growth Fund, a series of Voyageur Mutual Funds III. It is anticipated that shareholders of the Fund will receive a proxy statement/prospectus providing them with information regarding the proposed merger during the third quarter of 2010, and a meeting of shareholders of the Fund to vote on the proposed merger is scheduled to be held in September 2010. If approved, the merger is expected to take place on or about October 11, 2010.

6. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware Trend® Fund

March 31, 2010

	Number of
	Shares	Value
Common Stock – 99.10%
Consumer Discretionary – 24.66%
†*DineEquity	204,700	$8,097,932
*Fastenal	283,900	13,624,361
*†Gentex	393,600	7,643,712
†*@Interval Leisure Group	400,272	5,827,960
*†NetFlix	258,700	19,076,537
*Ritchie Bros. Auctioneers	296,000	6,369,920
*Strayer Education	74,800	18,215,296
*Weight Watchers International	575,200	14,684,856
		93,540,574
Consumer Staples – 7.37%
*@†Peet's Coffee & Tea	394,061	15,624,518
*†Whole Foods Market	341,550	12,347,033
		27,971,551
Energy – 5.53%
*†Core Laboratories	160,292	20,966,194
		20,966,194
Financial Services – 14.30%
†Affiliated Managers Group	222,500	17,577,500
*Heartland Payment Systems	518,054	9,635,804
†IntercontinentalExchange	129,600	14,538,528
†optionsXpress Holdings	767,000	12,494,430
		54,246,262
Health Care – 10.62%
*†ABIOMED	577,696	5,967,600
*†athenahealth	188,841	6,904,027
*Perrigo	268,900	15,789,808
Techne	182,300	11,610,687
		40,272,122
Producer Durables – 10.83%
*C.H. Robinson Worldwide	250,700	14,001,595
*Expeditors International of Washington	390,800	14,428,336
*Graco	395,049	12,641,568
		41,071,499
Technology – 21.57%
*Blackbaud	471,351	11,873,332
*†SBA Communications Class A	495,800	17,883,506
*†Sybase	163,800	7,636,356
†Teradata	449,500	12,986,055
*†VeriFone Holdings	688,400	13,912,564
*†VeriSign	674,700	17,548,947
		81,840,760
Utilities – 4.22%
*†j2 Global Communications	683,577	15,995,702
		15,995,702
Total Common Stock (cost $344,170,660)		375,904,664
	Principal
	Amount
≠Discount Notes – 3.36%
Federal Home Loan Bank
0.001% 4/1/10	$9,278,052	9,278,052
0.01% 4/5/10	3,479,270	3,479,266
Total Discount Notes (cost $12,757,318)		12,757,318
U.S. Treasury Obligations – 0.28%
U.S. Treasury Bill
0.10% 4/15/10	579,878	579,845
0.12% 4/22/10	463,903	463,865
Total U.S. Treasury Obligations (cost $1,043,726)		1,043,710

Total Value of Securities Before Securities Lending Collateral – 102.74%
(cost $357,971,704)		389,705,692

	Number of
	Shares
Securities Lending Collateral** – 21.62%
Investment Companies
Mellon GSL DBT II Collateral Fund	74,218,724	74,218,724
BNY Mellon SL DBT II Liquidating Fund	7,826,895	7,748,625
@†Mellon GSL Reinvestment Trust II	875,601	37,213
Total Securities Lending Collateral (cost $82,921,220)		82,004,562

Total Value of Securities – 124.36%
(cost $440,892,924)		471,710,254 ©
Obligation to Return Securities Lending Collateral** – (21.86%)		(82,921,220)
Liabilities Net of Receivables and Other Assets (See Notes) – (2.50%)		(9,468,957)
Net Assets Applicable to 26,200,300 Shares Outstanding – 100.00%		$379,320,077

*Fully or partially on loan.
**See Note 3 in “Notes.”
≠The rate shown is the effective yield at time of purchase.
†Non income producing security.
©Includes $86,517,795 of securities loaned.
@Illiquid security. At March 31, 2010, the aggregate amount of illiquid securities was $21,489,691, which represented 5.67% of the Fund’s net assets. See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group Equity Funds III – Delaware Trend® Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. U.S. government and agency securities are valued at the mean between the bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (June 30, 2006 – June 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At March 31, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$440,900,401
Aggregate unrealized appreciation	$35,364,639
Aggregate unrealized depreciation	(4,554,786)
Net unrealized appreciation	$30,809,853

For federal income tax purposes, at June 30, 2009, capital loss carryforwards of $27,313,413 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$375,904,664	$-	$-	$375,904,664
Short-Term	-	12,757,318	-	12,757,318
U.S. Treasury Obligations	1,043,710	-	-	1,043,710
Securities Lending Collateral	74,218,724	7,748,625	37,213	82,004,562
Total	$451,167,098	$20,505,943	$37,213	$471,710,254

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 6/30/09	$88
Net change in unrealized appreciation/depreciation	37,125
Balance as of 3/31/10	$37,213

Net change in unrealized appreciation/depreciation from investments still held as of 3/31/10	$37,125

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2010, the value of securities on loan was $86,517,795, for which the Fund received collateral, comprised of non-cash collateral valued at $5,511,281, and cash collateral of $82,921,220. At March 31, 2010, the value of invested collateral was $82,004,562. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which may include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Proposed Fund Merger
On May 20, 2010, the Fund's Board of Trustees approved a proposal to merge the Fund into Delaware Smid Cap Growth Fund , a series of Delaware Group Equity Funds IV. It is anticipated that shareholders of the Fund will receive a proxy statement/prospectus providing them with information regarding the proposed merger during the third quarter of 2010, and a meeting of shareholders of the Fund to vote on the proposed merger is scheduled to be held in September 2010. If approved, the merger is expected to take place on or about October 11, 2010.

6. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: